Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
May 31, 2022
LIG-NPRT3-0722
1.873112.113
Nonconvertible Bonds - 35.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	7,558,159
3.8% 12/1/57	74,998,000	61,850,665
4.3% 2/15/30	15,664,000	15,793,306
4.75% 5/15/46	20,994,000	20,686,833
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	29,818,008
2.55% 3/21/31	30,343,000	26,859,890
2.987% 10/30/56	33,707,000	25,000,631
3% 3/22/27	6,931,000	6,719,555
4.329% 9/21/28	11,520,000	11,721,672
4.5% 8/10/33	17,268,000	17,485,870
4.862% 8/21/46	18,891,000	19,722,375
5.012% 4/15/49	705,000	752,866
		243,969,830
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	22,624,551
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	14,045,953
4.4% 4/1/33	9,969,000	9,368,740
4.464% 7/23/22	24,701,000	24,707,403
4.908% 7/23/25	28,398,000	28,996,609
5.25% 4/1/53	30,969,000	28,203,037
5.375% 5/1/47	56,404,000	51,763,724
5.5% 4/1/63	9,969,000	8,895,116
5.75% 4/1/48	9,412,000	9,131,102
6.484% 10/23/45	26,013,000	26,857,433
Comcast Corp.:
2.937% 11/1/56 (b)	33,000,000	24,610,364
3.9% 3/1/38	5,928,000	5,661,097
4.65% 7/15/42	14,116,000	14,251,521
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	17,188,853
4.65% 5/15/50	50,307,000	42,345,501
Fox Corp.:
4.03% 1/25/24	6,818,000	6,917,277
4.709% 1/25/29	9,867,000	9,985,762
5.476% 1/25/39	9,730,000	9,946,502
5.576% 1/25/49	6,456,000	6,700,064
Magallanes, Inc.:
3.428% 3/15/24 (b)	20,581,000	20,455,261
3.638% 3/15/25 (b)	11,271,000	11,128,337
3.755% 3/15/27 (b)	22,043,000	21,394,942
4.054% 3/15/29 (b)	7,640,000	7,319,377
4.279% 3/15/32 (b)	19,141,000	17,890,054
5.05% 3/15/42 (b)	15,981,000	14,444,770
5.141% 3/15/52 (b)	46,085,000	41,234,186
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	18,334,099
5.5% 9/1/41	15,667,000	14,594,665
5.875% 11/15/40	11,331,000	11,273,159
6.55% 5/1/37	50,619,000	53,491,200
6.75% 6/15/39	13,940,000	14,853,853
7.3% 7/1/38	32,280,000	35,760,106
		621,750,067
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	23,829,000	23,170,311
3.8% 3/15/32 (b)	20,795,000	19,723,752
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	32,105,818
3.875% 4/15/30	47,090,000	45,284,110
4.375% 4/15/40	7,013,000	6,587,744
4.5% 4/15/50	13,777,000	12,814,204
		139,685,939
TOTAL COMMUNICATION SERVICES		1,028,030,387
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	21,000,000	19,052,618
3.7% 5/9/23	4,723,000	4,753,778
4.25% 5/15/23	10,018,000	10,127,310
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	26,699,000	26,731,573
		60,665,279
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	19,129,485
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	9,095,357
3.6% 7/1/30	10,934,000	10,573,350
4.2% 4/1/50	5,533,000	5,162,290
		24,830,997
Household Durables - 0.1%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,202,047
5% 6/15/27	2,921,000	2,980,911
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,383,952
4.875% 11/15/25	28,000	28,271
4.875% 3/15/27	27,187,000	27,024,112
		34,619,293
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	25,757,000	25,632,040
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	3,978,625
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,228,767
4% 4/15/30	28,926,000	28,118,862
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,348,154
3.75% 4/1/32	10,505,000	10,017,008
4.25% 4/1/52	66,805,000	60,777,262
4.45% 4/1/62	44,060,000	39,825,846
4.5% 4/15/30	20,756,000	21,043,523
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,285,160
		179,623,207
TOTAL CONSUMER DISCRETIONARY		344,500,301
CONSUMER STAPLES - 2.3%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	21,000,000	20,941,080
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,011,000	52,645,129
4.9% 2/1/46	67,409,000	67,219,869
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	15,125,169
4.35% 6/1/40	15,700,000	14,824,251
4.5% 6/1/50	41,000,000	38,997,953
4.6% 6/1/60	15,700,000	14,592,829
4.75% 4/15/58	32,390,000	30,858,066
5.45% 1/23/39	25,203,000	26,897,557
5.55% 1/23/49	57,590,000	62,411,836
5.8% 1/23/59 (Reg. S)	61,052,000	68,719,251
		413,232,990
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	13,314,000	12,892,321
3.3% 2/15/50	16,790,000	13,026,321
5.95% 4/1/30	19,674,000	21,574,670
6.6% 4/1/50	27,580,000	33,660,807
		81,154,119
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	3,825,000	3,478,146
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)	46,350,000	41,466,124
3.625% 1/15/32 (b)	19,632,000	16,630,071
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	6,384,000	6,589,514
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	51,930,000	42,647,513
5.5% 1/15/30 (b)	6,359,000	6,168,230
6.5% 4/15/29 (b)	5,120,000	5,184,000
		122,163,598
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	20,983,399
4.5% 5/2/43	17,568,000	14,364,538
4.8% 2/14/29	4,818,000	4,813,325
5.375% 1/31/44	15,947,000	15,081,460
5.95% 2/14/49	6,241,000	6,002,316
Imperial Tobacco Finance PLC 4.25% 7/21/25 (b)	25,864,000	25,671,964
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	12,895,171
5.7% 8/15/35	6,607,000	6,551,804
5.85% 8/15/45	50,684,000	46,404,207
6.15% 9/15/43	11,136,000	10,677,702
7.25% 6/15/37	15,680,000	17,008,675
		180,454,561
TOTAL CONSUMER STAPLES		797,005,268
ENERGY - 4.6%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	318,002
4.85% 11/15/35	11,266,000	11,418,748
		11,736,750
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	13,472,898
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	19,033,639
4.25% 4/15/27	48,665,000	48,797,543
5.4% 6/15/47	5,584,000	5,692,819
6.75% 11/15/39	29,000,000	32,662,396
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	7,974,893
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	40,517,810
5.6% 4/1/44	1,458,000	1,299,862
5.85% 5/21/43 (b)(c)	2,410,000	2,114,775
6.45% 11/3/36 (b)	7,882,000	8,236,690
6.75% 9/15/37 (b)	2,991,000	3,277,553
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	16,048,031
Enbridge, Inc.:
4% 10/1/23	15,502,000	15,668,430
4.25% 12/1/26	9,000,000	9,090,526
Energy Transfer LP:
3.75% 5/15/30	34,654,000	32,224,029
3.9% 5/15/24 (c)	7,783,000	7,776,801
4.2% 9/15/23	6,601,000	6,680,954
4.25% 3/15/23	5,605,000	5,637,271
4.5% 4/15/24	6,788,000	6,881,432
4.95% 6/15/28	22,521,000	22,839,001
5% 5/15/50	37,928,000	34,136,716
5.25% 4/15/29	11,043,000	11,300,585
5.4% 10/1/47	7,311,000	6,729,606
5.8% 6/15/38	12,558,000	12,382,640
6% 6/15/48	8,178,000	8,085,352
6.25% 4/15/49	7,585,000	7,739,149
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	70,791,457
Hess Corp.:
4.3% 4/1/27	29,485,000	29,420,031
5.6% 2/15/41	7,816,000	7,961,705
5.8% 4/1/47	19,267,000	20,276,727
7.125% 3/15/33	5,555,000	6,419,105
7.3% 8/15/31	7,267,000	8,429,693
7.875% 10/1/29	2,497,000	2,952,911
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,077,611
6.55% 9/15/40	2,324,000	2,529,110
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	35,002,219
5.55% 6/1/45	13,098,000	13,186,211
MPLX LP:
2.65% 8/15/30	10,000,000	8,683,483
4.5% 7/15/23	9,847,000	9,963,811
4.8% 2/15/29	5,907,000	5,988,947
4.875% 12/1/24	15,019,000	15,366,959
5.5% 2/15/49	17,721,000	17,668,096
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	29,392,823
6.45% 9/15/36	24,570,000	27,485,722
6.6% 3/15/46	53,949,000	60,962,370
7.5% 5/1/31	40,626,000	48,710,777
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,367,504
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	18,661,054
5.95% 1/28/31	16,396,000	13,626,716
6.35% 2/12/48	13,566,000	9,399,203
6.49% 1/23/27	38,273,000	36,558,370
6.5% 3/13/27	37,289,000	35,571,469
6.75% 9/21/47	95,358,000	68,343,079
6.84% 1/23/30	136,623,000	122,277,585
6.95% 1/28/60	19,817,000	14,218,698
7.69% 1/23/50	124,733,000	96,668,075
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,508,209
3.85% 4/9/25	3,215,000	3,249,809
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,056,320
3.6% 11/1/24	6,687,000	6,653,811
3.85% 10/15/23	25,000,000	25,083,876
4.65% 10/15/25	23,040,000	23,323,906
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	42,554,606
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	18,202,966
3.5% 11/15/30	55,862,000	51,940,138
3.7% 1/15/23	18,610,000	18,695,272
3.9% 1/15/25	6,023,000	6,033,253
4.3% 3/4/24	18,081,000	18,349,651
4.5% 11/15/23	8,697,000	8,835,334
4.55% 6/24/24	90,947,000	92,447,572
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	5,041,615
3.95% 5/15/50	17,552,000	14,966,634
Valero Energy Corp. 2.85% 4/15/25	1,230,000	1,205,120
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	4,905,880
4.65% 7/1/26	8,954,000	8,931,615
4.75% 8/15/28	6,312,000	6,250,395
		1,601,498,904
TOTAL ENERGY		1,613,235,654
FINANCIALS - 16.3%
Banks - 6.7%
Bank of America Corp.:
2.299% 7/21/32 (c)	42,030,000	35,328,581
2.972% 2/4/33 (c)	21,000,000	18,635,647
3.3% 1/11/23	24,341,000	24,507,708
3.419% 12/20/28 (c)	32,593,000	31,151,389
3.5% 4/19/26	28,726,000	28,510,619
3.864% 7/23/24 (c)	7,284,000	7,334,297
3.95% 4/21/25	43,026,000	43,314,353
4% 1/22/25	14,494,000	14,560,769
4.1% 7/24/23	35,942,000	36,672,232
4.183% 11/25/27	3,728,000	3,701,087
4.2% 8/26/24	41,416,000	42,090,373
4.25% 10/22/26	45,120,000	45,623,033
4.45% 3/3/26	10,553,000	10,680,404
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 1.7927% 7/20/22 (b)(c)(d)	4,154,000	4,154,406
Barclays PLC:
2.852% 5/7/26 (c)	42,733,000	41,096,533
2.894% 11/24/32 (c)	14,928,000	12,570,168
4.375% 1/12/26	34,752,000	34,860,710
4.836% 5/9/28	3,148,000	3,107,745
5.088% 6/20/30 (c)	44,892,000	44,208,514
5.2% 5/12/26	41,312,000	41,986,129
BNP Paribas SA 2.219% 6/9/26 (b)(c)	40,110,000	37,694,204
BPCE SA 4.875% 4/1/26 (b)	3,984,000	4,005,823
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	17,820,417
3.352% 4/24/25 (c)	27,281,000	27,097,703
3.785% 3/17/33 (c)	21,000,000	19,740,193
4.05% 7/30/22	11,452,000	11,494,441
4.075% 4/23/29 (c)	14,005,000	13,746,558
4.125% 7/25/28	3,728,000	3,660,795
4.3% 11/20/26	9,646,000	9,680,491
4.4% 6/10/25	71,128,000	71,899,725
4.412% 3/31/31 (c)	57,587,000	56,898,846
4.45% 9/29/27	48,296,000	48,424,027
4.6% 3/9/26	10,087,000	10,227,093
5.3% 5/6/44	5,127,000	5,267,187
5.5% 9/13/25	18,506,000	19,359,187
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	26,542,016
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	14,950,000	13,579,866
3.784% 3/14/32 (b)	11,585,000	10,467,630
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,643,000	40,813,234
Discover Bank 4.2% 8/8/23	35,498,000	35,885,800
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	6,715,000	6,746,393
HSBC Holdings PLC:
3.973% 5/22/30 (c)	10,000,000	9,495,897
4.25% 3/14/24	12,994,000	13,148,308
4.95% 3/31/30	7,768,000	7,856,188
5.25% 3/14/44	560,000	551,310
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	7,267,000	7,226,579
5.71% 1/15/26 (b)	81,601,000	82,196,084
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	55,000,000	49,711,107
2.956% 5/13/31 (c)	23,105,000	20,618,259
2.963% 1/25/33 (c)	21,000,000	18,748,360
3.25% 9/23/22	53,888,000	54,115,604
3.797% 7/23/24 (c)	69,237,000	69,631,832
3.875% 9/10/24	56,148,000	56,864,925
4.125% 12/15/26	61,839,000	62,184,386
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	10,000,000	10,006,165
3.073% 5/22/28 (c)	24,822,000	23,129,435
4.8% 4/5/26	20,881,000	21,143,524
5.125% 5/28/24	55,246,000	56,102,164
6% 12/19/23	48,200,000	49,747,285
6.1% 6/10/23	47,686,000	48,703,633
6.125% 12/15/22	83,360,000	84,676,329
NatWest Markets PLC 2.375% 5/21/23 (b)	46,436,000	46,025,314
Rabobank Nederland 4.375% 8/4/25	42,555,000	42,761,525
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	29,541,000	26,824,035
Societe Generale:
1.038% 6/18/25 (b)(c)	87,080,000	81,801,818
1.488% 12/14/26 (b)(c)	51,731,000	46,227,599
3.337% 1/21/33 (b)(c)	21,000,000	17,871,069
4.25% 4/14/25 (b)	3,837,000	3,832,694
Wells Fargo & Co.:
2.406% 10/30/25 (c)	24,506,000	23,758,033
3.196% 6/17/27 (c)	34,559,000	33,448,714
3.526% 3/24/28 (c)	46,819,000	45,517,238
4.478% 4/4/31 (c)	77,500,000	78,249,803
5.013% 4/4/51 (c)	114,738,000	120,114,618
Westpac Banking Corp. 4.11% 7/24/34 (c)	20,547,000	19,263,143
		2,346,699,303
Capital Markets - 4.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	30,832,552
4.25% 2/15/24	24,489,000	24,861,477
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	63,022,809
4.2% 6/10/24	48,934,000	49,117,362
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	58,126,000	55,603,653
3.091% 5/14/32 (b)(c)	15,102,000	12,664,880
3.75% 3/26/25	31,994,000	31,695,952
3.8% 6/9/23	46,298,000	46,493,194
3.869% 1/12/29 (b)(c)	19,608,000	18,377,236
4.194% 4/1/31 (b)(c)	52,365,000	48,510,800
4.55% 4/17/26	1,588,000	1,586,212
Deutsche Bank AG 4.5% 4/1/25	70,869,000	70,330,718
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	9,360,000	7,767,659
3.3% 11/16/22	50,117,000	50,163,216
4.1% 1/13/26	4,496,000	4,454,961
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	50,634,000	42,537,459
3.102% 2/24/33 (c)	21,000,000	18,660,465
3.2% 2/23/23	87,089,000	87,475,830
3.272% 9/29/25 (c)	104,473,000	103,436,799
3.8% 3/15/30	82,860,000	79,099,408
4.25% 10/21/25	32,884,000	33,312,034
6.75% 10/1/37	31,825,000	37,209,437
Moody's Corp.:
3.25% 1/15/28	12,370,000	11,928,614
4.875% 2/15/24	11,615,000	11,929,332
Morgan Stanley:
2.943% 1/21/33 (c)	21,000,000	18,698,833
3.125% 1/23/23	54,983,000	55,311,510
3.125% 7/27/26	7,974,000	7,749,730
3.622% 4/1/31 (c)	54,679,000	52,082,274
3.625% 1/20/27	8,956,000	8,856,141
3.737% 4/24/24 (c)	163,561,000	164,265,308
3.75% 2/25/23	55,561,000	56,057,907
3.875% 4/29/24	2,362,000	2,408,325
4.1% 5/22/23	24,196,000	24,509,521
4.431% 1/23/30 (c)	23,749,000	23,882,872
4.875% 11/1/22	45,005,000	45,523,350
5% 11/24/25	50,969,000	52,739,736
UBS Group AG:
1.494% 8/10/27 (b)(c)	31,236,000	27,852,194
4.125% 9/24/25 (b)	27,816,000	27,981,228
		1,508,990,988
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	56,080,000	52,572,568
2.45% 10/29/26	20,465,000	18,299,440
2.875% 8/14/24	33,555,000	32,481,069
3% 10/29/28	21,434,000	18,806,802
3.3% 1/30/32	22,930,000	19,348,353
4.125% 7/3/23	23,327,000	23,308,253
4.45% 4/3/26	16,892,000	16,527,164
4.875% 1/16/24	27,051,000	27,244,269
6.5% 7/15/25	19,270,000	20,114,032
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	11,570,827
3.05% 6/5/23	50,233,000	50,259,676
4.625% 3/30/25	10,429,000	10,607,082
5.125% 9/30/24	11,402,000	11,761,175
5.8% 5/1/25	27,438,000	28,685,594
8% 11/1/31	22,726,000	26,690,466
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	39,988,908
2.636% 3/3/26 (c)	24,182,000	23,310,724
3.273% 3/1/30 (c)	35,931,000	32,680,412
3.65% 5/11/27	72,123,000	70,220,512
3.8% 1/31/28	34,796,000	33,692,927
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,980,143
3.85% 11/21/22	39,487,000	39,727,237
3.95% 11/6/24	17,423,000	17,432,998
4.1% 2/9/27	1,920,000	1,902,921
4.5% 1/30/26	25,399,000	25,589,666
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	99,588,283
5.584% 3/18/24	33,908,000	34,310,691
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,440,847
3.95% 12/1/27	42,034,000	40,087,166
4.25% 8/15/24	36,929,000	36,990,097
4.375% 3/19/24	29,366,000	29,600,340
5.15% 3/19/29	45,267,000	44,707,967
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	42,291,512
		1,008,820,121
Diversified Financial Services - 0.8%
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	80,609,000	78,577,261
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	22,306,020
4.05% 7/1/30	26,564,000	24,963,057
4.125% 6/15/26	25,594,000	25,468,751
4.125% 5/15/29	28,249,000	27,165,369
Equitable Holdings, Inc. 3.9% 4/20/23	3,740,000	3,770,321
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	33,993,000	34,302,886
Pine Street Trust I 4.572% 2/15/29 (b)	31,229,000	30,978,542
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	31,613,583
		279,145,790
Insurance - 1.6%
AIA Group Ltd.:
3.2% 9/16/40 (b)	18,698,000	15,257,886
3.375% 4/7/30 (b)	39,186,000	37,400,294
American International Group, Inc. 2.5% 6/30/25	63,800,000	61,582,581
Five Corners Funding Trust II 2.85% 5/15/30 (b)	58,620,000	52,168,478
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	24,484,000	24,651,893
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	21,725,545
4.75% 3/15/39	9,822,000	9,928,754
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	28,247,619
Metropolitan Life Global Funding I 3% 1/10/23 (b)	15,204,000	15,253,352
Pacific LifeCorp 5.125% 1/30/43 (b)	32,228,000	32,724,138
Pricoa Global Funding I 5.375% 5/15/45 (c)	28,973,000	28,261,542
Prudential Financial, Inc. 3.935% 12/7/49	13,921,000	12,519,216
SunAmerica, Inc.:
3.5% 4/4/25 (b)	10,416,000	10,318,300
3.65% 4/5/27 (b)	14,853,000	14,464,239
3.85% 4/5/29 (b)	14,571,000	13,982,944
3.9% 4/5/32 (b)	17,347,000	16,482,397
4.35% 4/5/42 (b)	3,946,000	3,582,679
4.4% 4/5/52 (b)	11,669,000	10,442,788
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	12,400,000	12,152,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	29,587,398
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	10,986,976
Unum Group:
3.875% 11/5/25	25,368,000	25,249,117
4% 6/15/29	24,228,000	23,456,295
5.75% 8/15/42	41,569,000	40,297,090
		550,723,521
TOTAL FINANCIALS		5,694,379,723
HEALTH CARE - 1.9%
Biotechnology - 0.1%
AbbVie, Inc.:
3.2% 11/21/29	21,000,000	19,740,786
3.25% 10/1/22	15,000,000	15,014,995
		34,755,781
Health Care Providers & Services - 1.1%
Anthem, Inc. 3.3% 1/15/23	23,355,000	23,488,563
Centene Corp.:
2.45% 7/15/28	43,675,000	39,217,966
2.625% 8/1/31	20,375,000	17,419,504
3.375% 2/15/30	21,905,000	20,097,838
4.25% 12/15/27	25,155,000	25,029,225
4.625% 12/15/29	39,085,000	38,519,831
Cigna Corp.:
3.05% 10/15/27	17,500,000	16,758,959
4.375% 10/15/28	32,914,000	33,419,090
4.8% 8/15/38	20,493,000	20,743,353
4.8% 7/15/46	11,000,000	10,910,040
4.9% 12/15/48	20,474,000	20,415,001
CVS Health Corp.:
3% 8/15/26	3,494,000	3,410,740
3.625% 4/1/27	9,782,000	9,741,320
4.78% 3/25/38	33,481,000	33,313,620
Humana, Inc. 3.7% 3/23/29	13,384,000	13,076,804
Sabra Health Care LP 3.2% 12/1/31	48,562,000	40,027,949
Toledo Hospital 5.325% 11/15/28	11,480,000	11,422,718
		377,012,521
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	46,795,245
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)	17,308,000	17,654,160
6.4% 8/28/28 (c)	7,291,000	7,493,690
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	20,004,000	19,936,281
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	37,348,309
Viatris, Inc.:
1.125% 6/22/22	16,006,000	16,002,144
1.65% 6/22/25	5,144,000	4,742,934
2.7% 6/22/30	47,152,000	39,427,739
3.85% 6/22/40	11,393,000	8,862,383
4% 6/22/50	19,674,000	14,684,241
Zoetis, Inc. 3.25% 2/1/23	33,824,000	33,927,401
		246,874,527
TOTAL HEALTH CARE		658,642,829
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	15,546,535
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	11,089,169
The Boeing Co.:
5.04% 5/1/27	15,531,000	15,604,498
5.15% 5/1/30	15,531,000	15,440,749
5.705% 5/1/40	15,530,000	15,302,005
5.805% 5/1/50	36,500,000	35,914,467
5.93% 5/1/60	15,530,000	15,177,358
		124,074,781
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,762,236
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,422,141
3% 9/15/23	5,123,000	5,078,871
3.375% 7/1/25	33,735,000	32,693,164
4.25% 2/1/24	30,862,000	30,983,669
4.25% 9/15/24	21,001,000	21,013,757
		97,191,602
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	11,478,000	11,220,332
4.25% 4/15/26 (b)	8,740,000	8,362,153
4.375% 5/1/26 (b)	25,641,000	24,678,626
5.25% 5/15/24 (b)	20,991,000	21,069,819
		65,330,930
TOTAL INDUSTRIALS		292,359,549
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,645,469
5.45% 6/15/23	6,431,000	6,557,997
5.85% 7/15/25	6,711,000	7,053,057
6.02% 6/15/26	8,322,000	8,787,503
6.1% 7/15/27	12,320,000	13,147,253
6.2% 7/15/30	10,663,000	11,434,292
		59,625,571
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	7,675,983
2.45% 2/15/31 (b)	75,132,000	62,274,532
2.6% 2/15/33 (b)	75,132,000	60,353,747
3.5% 2/15/41 (b)	60,671,000	48,004,734
3.75% 2/15/51 (b)	28,473,000	22,235,134
		200,544,130
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	35,590,000	32,405,472
2.3% 3/25/28	56,229,000	49,646,286
2.8% 4/1/27	31,398,000	29,135,093
2.875% 3/25/31	59,040,000	50,238,234
3.6% 4/1/40	31,590,000	24,538,307
		185,963,392
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	1,713,000	1,720,218
TOTAL INFORMATION TECHNOLOGY		447,853,311
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	23,383,617
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,389,423
3.625% 4/15/32	15,949,000	14,550,061
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	18,213,963
4.5% 12/1/28	20,395,000	20,512,224
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	8,225,160
2.75% 4/15/31	6,692,000	5,625,274
Duke Realty LP 3.25% 6/30/26	318,000	310,817
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	6,709,979
3.5% 8/1/26	7,811,000	7,657,055
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	3,070,945
3.5% 7/15/29	3,594,000	3,435,198
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	42,201,191
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	22,488,181
Kimco Realty Corp. 3.375% 10/15/22	4,880,000	4,886,071
Kite Realty Group Trust:
4% 3/15/25	32,398,000	32,133,757
4.75% 9/15/30	50,933,000	49,755,314
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	7,955,335
4.4% 6/15/24	8,452,000	8,534,574
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	27,127,528
3.625% 10/1/29	33,134,000	29,143,391
4.375% 8/1/23	6,684,000	6,708,127
4.5% 1/15/25	14,849,000	14,812,534
4.5% 4/1/27	74,033,000	72,217,140
4.75% 1/15/28	36,570,000	35,391,598
4.95% 4/1/24	7,995,000	8,098,399
5.25% 1/15/26	31,863,000	32,294,875
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	6,215,630
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,673,191
2.85% 12/15/32	5,025,000	4,485,108
3.25% 1/15/31	5,362,000	5,023,172
3.4% 1/15/28	8,338,000	8,061,501
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	5,925,392
5% 12/15/23	4,492,000	4,546,011
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,517,560
3.375% 12/1/27	17,457,000	16,951,505
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,010,543
4.25% 2/1/26	16,356,000	16,211,530
Store Capital Corp.:
2.75% 11/18/30	10,084,000	8,574,862
4.625% 3/15/29	9,743,000	9,687,447
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,601,609
2.7% 7/15/31	23,304,000	19,699,835
Ventas Realty LP:
3% 1/15/30	43,597,000	39,332,986
3.5% 2/1/25	8,762,000	8,689,801
4% 3/1/28	12,591,000	12,383,239
4.125% 1/15/26	8,982,000	9,026,388
4.75% 11/15/30	53,358,000	54,146,180
VICI Properties LP:
4.375% 5/15/25	4,156,000	4,132,145
4.75% 2/15/28	32,852,000	32,498,841
4.95% 2/15/30	38,456,000	37,800,710
5.125% 5/15/32	4,386,000	4,349,070
Vornado Realty LP 2.15% 6/1/26	10,254,000	9,353,631
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	6,708,087
4% 2/1/25	32,062,000	32,235,452
4.6% 4/1/24	2,875,000	2,926,653
		899,599,810
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	35,014,373
3.95% 11/15/27	24,749,000	23,932,923
4.1% 10/1/24	30,631,000	30,885,888
4.55% 10/1/29	31,499,000	31,034,634
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	25,666,617
4.875% 3/1/26	4,233,000	4,324,720
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,045,278
Mid-America Apartments LP 4% 11/15/25	447,000	450,097
Post Apartment Homes LP 3.375% 12/1/22	2,416,000	2,420,790
Tanger Properties LP:
2.75% 9/1/31	23,464,000	19,078,039
3.125% 9/1/26	16,163,000	15,314,066
3.875% 7/15/27	8,715,000	8,448,027
		197,615,452
TOTAL REAL ESTATE		1,097,215,262
UTILITIES - 1.3%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	33,143,000	30,943,564
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,583,040
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	17,668,784
Duke Energy Corp. 2.45% 6/1/30	14,856,000	12,888,501
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	5,977,494
2.775% 1/7/32 (b)	24,917,000	20,969,569
Entergy Corp. 2.8% 6/15/30	15,246,000	13,443,855
Eversource Energy 2.8% 5/1/23	32,099,000	32,031,567
Exelon Corp.:
2.75% 3/15/27 (b)	7,336,000	6,965,251
3.35% 3/15/32 (b)	8,906,000	8,163,554
4.05% 4/15/30	9,268,000	9,080,190
4.1% 3/15/52 (b)	6,597,000	5,880,217
4.7% 4/15/50	4,127,000	4,012,004
FirstEnergy Corp. 7.375% 11/15/31	31,029,000	36,644,318
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	11,458,658
		225,710,566
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,770,397	6,215,078
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	9,164,241
The AES Corp.:
3.3% 7/15/25 (b)	45,861,000	44,631,008
3.95% 7/15/30 (b)	51,243,000	47,538,131
		101,333,380
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	4,111,399
NiSource, Inc.:
2.95% 9/1/29	47,860,000	43,279,924
5.8% 2/1/42	11,523,000	11,716,985
5.95% 6/15/41	17,565,000	18,481,787
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	17,130,709
4.224% 3/15/32	30,357,000	28,966,663
Sempra Energy 6% 10/15/39	1,481,000	1,645,615
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (c)(d)	14,096,000	11,090,028
		136,423,110
TOTAL UTILITIES		469,682,134
TOTAL NONCONVERTIBLE BONDS (Cost $13,046,739,127)		12,442,904,418

U.S. Treasury Obligations - 34.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	185,485,086
1.875% 11/15/51	440,986,000	335,976,209
2% 11/15/41 (e)	314,110,000	255,067,136
2% 8/15/51	1,308,710,000	1,026,877,260
2.25% 2/15/52 (f)	536,840,000	449,016,331
2.875% 5/15/49	264,876,000	250,980,356
3% 2/15/47	647,997,000	615,318,712
U.S. Treasury Notes:
0.25% 5/15/24	63,749,000	61,009,785
0.25% 7/31/25	780,659,000	721,438,692
0.25% 9/30/25	206,099,000	189,594,980
0.375% 12/31/25	914,223,000	839,121,007
0.375% 1/31/26	520,980,000	477,063,011
0.75% 4/30/26	1,032,810,000	954,380,991
0.875% 9/30/26 (e)	418,050,000	384,834,623
1.125% 10/31/26	500,000,000	464,746,095
1.125% 8/31/28	300,720,000	270,401,316
1.125% 2/15/31	275,051,000	238,746,416
1.25% 5/31/28	1,469,052,000	1,336,952,068
1.375% 11/15/31	877,492,000	769,725,014
1.75% 1/31/29	659,088,000	614,161,886
1.875% 2/28/27	350,000,000	335,289,063
1.875% 2/28/29 (e)(g)	6,245,000	5,866,885
1.875% 2/15/32	200,000,000	183,421,880
2.125% 11/30/24	379,473,000	374,477,595
2.5% 3/31/27 (f)	413,000,000	406,901,799
2.75% 6/30/25	207,274,300	207,371,460
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,546,222,557)		11,954,225,656

U.S. Government Agency - Mortgage Securities - 20.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.7%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (c)(d)	26,417	27,024
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	47,570	48,541
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (c)(d)	51,156	52,291
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(d)	26,091	26,874
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (c)(d)	2,916	2,985
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(d)	30,754	31,863
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	49,643	50,853
12 month U.S. LIBOR + 1.620% 1.93% 5/1/35 (c)(d)	103,898	107,044
12 month U.S. LIBOR + 1.620% 2.002% 3/1/33 (c)(d)	66,713	68,229
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(d)	43,675	45,024
12 month U.S. LIBOR + 1.630% 2.164% 11/1/36 (c)(d)	87,837	90,441
12 month U.S. LIBOR + 1.640% 2.05% 5/1/36 (c)(d)	84,215	86,934
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (c)(d)	109,394	113,017
12 month U.S. LIBOR + 1.680% 2.011% 7/1/43 (c)(d)	74,853	77,254
12 month U.S. LIBOR + 1.700% 2.379% 6/1/42 (c)(d)	390,627	404,630
12 month U.S. LIBOR + 1.710% 1.927% 8/1/35 (c)(d)	7,472	7,726
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (c)(d)	105,484	108,410
12 month U.S. LIBOR + 1.730% 2.377% 5/1/36 (c)(d)	76,441	79,192
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (c)(d)	137,756	143,047
12 month U.S. LIBOR + 1.750% 2.134% 7/1/35 (c)(d)	51,981	53,400
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(d)	258,737	268,950
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (c)(d)	2,891,732	2,996,354
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (c)(d)	222,764	229,826
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	76,227	78,389
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(d)	324,104	338,064
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	137,052	142,371
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(d)	122,155	126,257
12 month U.S. LIBOR + 1.820% 2.292% 2/1/35 (c)(d)	9,291	9,565
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	123,980	125,594
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(d)	51,849	54,015
12 month U.S. LIBOR + 1.950% 2.375% 9/1/36 (c)(d)	46,728	48,024
6 month U.S. LIBOR + 1.470% 2.111% 10/1/33 (c)(d)	15,685	16,039
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (c)(d)	152,672	156,788
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (c)(d)	7,286	7,488
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (c)(d)	30,398	31,178
6 month U.S. LIBOR + 1.530% 1.834% 3/1/35 (c)(d)	44,313	45,483
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (c)(d)	15,451	15,880
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (c)(d)	23,652	24,437
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (c)(d)	2,522	2,607
6 month U.S. LIBOR + 1.960% 2.444% 9/1/35 (c)(d)	20,022	20,789
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	35,465	36,706
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(d)	117,717	122,123
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (c)(d)	74,602	77,354
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.693% 12/1/33 (c)(d)	334,093	345,165
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.559% 5/1/35 (c)(d)	21,897	22,693
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.667% 7/1/34 (c)(d)	138,223	143,356
1.5% 11/1/40 to 11/1/51	55,551,616	48,327,665
2% 12/1/36 to 3/1/52	546,767,557	488,360,407
2.5% 4/1/31 to 3/1/52	578,526,732	538,550,304
3% 4/1/29 to 5/1/52 (g)	417,499,767	404,377,597
3.4% 7/1/42 to 9/1/42	66,058	65,564
3.5% 5/1/36 to 3/1/52	210,528,092	209,277,704
3.65% 5/1/42 to 8/1/42	21,160	21,280
3.9% 4/1/42	5,843	5,959
4% 3/1/36 to 7/1/48	130,745,553	133,483,107
4.25% 11/1/41	11,688	12,036
4.5% to 4.5% 6/1/24 to 9/1/49	120,891,007	125,596,740
5% 11/1/22 to 2/1/49	13,987,341	14,758,007
5.237% 8/1/41 (c)	1,786,142	1,876,174
5.5% 12/1/23 to 9/1/24	2,699	2,738
6% to 6% 9/1/29 to 1/1/42	7,673,169	8,440,512
6.5% 8/1/22 to 5/1/38	5,392,094	5,904,587
6.637% 2/1/39 (c)	970,321	1,029,206
7% to 7% 4/1/23 to 7/1/37	985,067	1,076,398
7.5% to 7.5% 9/1/22 to 9/1/32	487,104	527,913
8% 3/1/37	26,195	30,196
8.5% 9/1/22 to 9/1/25	200	211
9% 10/1/30	6,269	7,048
TOTAL FANNIE MAE		1,988,841,627
Freddie Mac - 4.4%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(d)	52,648	53,301
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (c)(d)	254,578	258,951
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (c)(d)	111,807	114,084
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (c)(d)	1,406,435	1,444,919
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (c)(d)	326,789	338,839
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(d)	554,590	573,106
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	69,732	72,207
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(d)	194,913	201,478
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	49,036	50,791
12 month U.S. LIBOR + 1.900% 2.188% 10/1/42 (c)(d)	201,816	209,013
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	129,673	135,186
12 month U.S. LIBOR + 1.910% 2.295% 6/1/41 (c)(d)	504,751	526,427
12 month U.S. LIBOR + 1.910% 2.434% 5/1/41 (c)(d)	400,199	417,223
12 month U.S. LIBOR + 1.910% 2.729% 5/1/41 (c)(d)	385,928	400,768
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (c)(d)	17,303	17,969
12 month U.S. LIBOR + 2.020% 2.931% 4/1/38 (c)(d)	60,118	61,814
12 month U.S. LIBOR + 2.030% 2.275% 3/1/33 (c)(d)	2,918	2,999
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (c)(d)	96,388	100,262
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (c)(d)	14,739	15,182
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	146,323	151,107
6 month U.S. LIBOR + 1.120% 1.424% 8/1/37 (c)(d)	66,509	67,272
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (c)(d)	5,256	5,435
6 month U.S. LIBOR + 1.650% 2.184% 4/1/35 (c)(d)	64,132	65,959
6 month U.S. LIBOR + 1.880% 2.335% 10/1/36 (c)(d)	229,496	236,666
6 month U.S. LIBOR + 1.990% 2.435% 10/1/35 (c)(d)	84,394	87,283
6 month U.S. LIBOR + 2.020% 2.169% 6/1/37 (c)(d)	66,975	69,710
6 month U.S. LIBOR + 2.680% 3.238% 10/1/35 (c)(d)	40,307	41,943
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.417% 6/1/33 (c)(d)	145,227	150,204
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	3,104	3,211
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.51% 6/1/33 (c)(d)	276,609	285,921
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.517% 3/1/35 (c)(d)	518,770	538,280
1.5% 12/1/40 to 10/1/51	24,470,767	20,995,819
2% 4/1/41 to 2/1/52	443,143,562	394,974,715
2.5% 5/1/30 to 2/1/52	340,930,644	318,896,166
3% 6/1/31 to 3/1/52	236,040,709	228,226,705
3.5% 1/1/32 to 3/1/52 (h)	293,590,704	292,790,155
3.5% 8/1/47	7,159,651	7,127,524
4% 1/1/36 to 6/1/48	182,377,385	186,403,537
4% 4/1/48	51,723	52,567
4.5% 6/1/25 to 12/1/48	60,787,991	63,268,688
5% 7/1/33 to 7/1/41	16,849,890	17,893,468
6% 1/1/23 to 12/1/37	1,737,943	1,892,796
6.5% 1/1/24 to 9/1/39	2,413,720	2,678,071
7% 3/1/26 to 9/1/36	1,032,154	1,138,548
7.5% 1/1/27 to 7/1/34	77,369	85,589
8% 7/1/24 to 4/1/32	19,986	22,060
8.5% 12/1/22 to 1/1/28	18,664	20,164
TOTAL FREDDIE MAC		1,543,164,082
Ginnie Mae - 4.9%
3.5% 10/20/40 to 5/20/50	104,130,431	104,304,770
4% 7/20/33 to 5/20/49	177,000,018	180,475,019
4.5% 6/20/33 to 5/20/42	35,888,278	37,485,471
5.5% 6/15/33 to 9/15/39	1,499,350	1,607,570
6% to 6% 10/15/30 to 5/15/40	2,938,537	3,210,658
7% to 7% 11/15/22 to 3/15/33	1,559,494	1,693,423
7.5% to 7.5% 9/15/22 to 9/15/31	263,523	280,793
8% 6/15/22 to 11/15/29	52,037	55,176
8.5% to 8.5% 11/15/27 to 1/15/31	19,433	21,491
9% 1/15/23	42	43
2% 6/1/52 (h)	59,250,000	53,894,357
2% 6/1/52 (h)	59,400,000	54,030,798
2% 6/1/52 (h)	118,000,000	107,333,909
2% 6/1/52 (h)	23,600,000	21,466,782
2% 6/1/52 (h)	33,850,000	30,790,278
2% 6/1/52 (h)	34,200,000	31,108,641
2% 7/1/52 (h)	115,000,000	104,452,338
2% 7/1/52 (h)	29,175,000	26,499,104
2% 7/1/52 (h)	29,150,000	26,476,397
2% 7/1/52 (h)	29,300,000	26,612,639
2% 7/1/52 (h)	57,700,000	52,407,825
2% 7/1/52 (h)	29,650,000	26,930,538
2% 7/1/52 (h)	29,650,000	26,930,538
2.5% 7/20/51 to 12/20/51	20,099,225	18,935,458
2.5% 6/1/52 (h)	38,700,000	36,275,840
2.5% 6/1/52 (h)	65,350,000	61,256,489
2.5% 6/1/52 (h)	65,100,000	61,022,149
2.5% 6/1/52 (h)	65,100,000	61,022,149
2.5% 6/1/52 (h)	26,050,000	24,418,233
2.5% 6/1/52 (h)	30,375,000	28,472,316
2.5% 7/1/52 (h)	52,300,000	48,948,349
2.5% 7/1/52 (h)	65,250,000	61,068,447
2.5% 7/1/52 (h)	32,600,000	30,510,826
2.5% 7/1/52 (h)	31,450,000	29,434,524
2.5% 7/1/52 (h)	31,550,000	29,528,115
3% 4/15/42 to 10/20/51 (e)(g)	168,928,947	163,884,829
3% 6/1/52 (h)	19,600,000	18,907,875
3% 6/1/52 (h)	15,050,000	14,518,547
3% 6/1/52 (h)	15,825,000	15,266,180
3% 6/1/52 (h)	15,875,000	15,314,414
3.5% 6/1/52 (h)	7,775,000	7,702,109
3.5% 6/1/52 (h)	5,175,000	5,126,484
3.5% 6/1/52 (h)	10,400,000	10,302,500
3.5% 6/1/52 (h)	4,050,000	4,012,031
4% 6/1/52 (h)	4,600,000	4,645,426
4% 6/1/52 (h)	4,600,000	4,645,426
4% 6/1/52 (h)	3,600,000	3,635,551
5% 12/15/32 to 4/20/48 (e)	18,807,744	19,908,199
6.5% 3/20/31 to 6/15/37	406,044	445,262
TOTAL GINNIE MAE		1,697,276,286
Uniform Mortgage Backed Securities - 5.2%
1.5% 6/1/37 (h)	34,200,000	31,578,891
1.5% 6/1/37 (h)	32,400,000	29,916,845
1.5% 6/1/52 (h)	59,250,000	50,265,294
1.5% 6/1/52 (h)	46,850,000	39,745,638
1.5% 6/1/52 (h)	23,400,000	19,851,610
1.5% 6/1/52 (h)	23,850,000	20,233,372
1.5% 7/1/52 (h)	24,200,000	20,624,828
2% 6/1/37 (h)	61,700,000	58,330,600
2% 6/1/37 (h)	61,650,000	58,283,330
2% 6/1/37 (h)	61,700,000	58,330,600
2% 6/1/37 (h)	26,600,000	25,147,390
2% 6/1/37 (h)	30,900,000	29,212,570
2% 6/1/37 (h)	29,650,000	28,030,831
2% 6/1/52 (h)	79,250,000	70,315,799
2% 6/1/52 (h)	80,300,000	71,247,428
2% 6/1/52 (h)	49,000,000	43,476,014
2% 6/1/52 (h)	9,000,000	7,985,390
2% 6/1/52 (h)	18,100,000	16,059,507
2% 6/1/52 (h)	8,900,000	7,896,664
2% 7/1/52 (h)	68,950,000	61,085,391
2% 7/1/52 (h)	51,350,000	45,492,891
2% 7/1/52 (h)	27,000,000	23,920,313
2% 7/1/52 (h)	38,800,000	34,374,375
2% 7/1/52 (h)	56,250,000	49,833,984
2% 7/1/52 (h)	48,750,000	43,189,453
2.5% 6/1/37 (h)	36,800,000	35,629,867
2.5% 6/1/37 (h)	28,400,000	27,496,962
2.5% 6/1/52 (h)	46,500,000	42,790,862
2.5% 6/1/52 (h)	74,800,000	68,833,473
2.5% 6/1/52 (h)	81,050,000	74,584,933
2.5% 6/1/52 (h)	46,550,000	42,836,874
2.5% 6/1/52 (h)	24,525,000	22,568,729
2.5% 6/1/52 (h)	8,800,000	8,098,056
2.5% 7/1/52 (h)	101,800,000	93,520,718
2.5% 7/1/52 (h)	35,200,000	32,337,223
2.5% 7/1/52 (h)	44,900,000	41,248,332
3% 6/1/52 (h)	22,850,000	21,787,831
3% 7/1/52 (h)	21,600,000	20,556,282
3.5% 6/1/52 (h)	29,175,000	28,602,896
3.5% 6/1/52 (h)	71,900,000	70,490,084
3.5% 6/1/52 (h)	42,200,000	41,372,483
3.5% 6/1/52 (h)	6,400,000	6,274,500
3.5% 7/1/52 (h)	38,200,000	37,370,342
4% 6/1/52 (h)	15,600,000	15,606,098
4% 6/1/52 (h)	10,300,000	10,304,026
4% 6/1/52 (h)	33,600,000	33,613,134
4% 6/1/52 (h)	17,200,000	17,206,723
4% 7/1/52 (h)	20,500,000	20,454,361
4.5% 6/1/52 (h)	11,800,000	12,007,425
4.5% 6/1/52 (h)	13,200,000	13,432,035
4.5% 7/1/52 (h)	10,300,000	10,447,663
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,793,900,920
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,286,067,470)		7,023,182,915

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	14,852,201	10,249,884
Series 2019-1 Class A, 3.844% 5/15/39 (b)	16,096,882	9,888,797
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	30,646,893	23,585,849
Class B, 4.458% 10/16/39 (b)	5,909,968	3,811,338
Series 2021-1A Class A, 2.95% 11/16/41 (b)	32,541,035	27,525,830
Series 2021-2A Class A, 2.798% 1/15/47 (b)	57,828,154	50,084,889
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	12,380,000	12,181,799
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(d)	8,704,000	8,513,522
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (b)(c)(d)	21,227,000	20,536,889
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (b)(c)(d)	56,239,000	54,166,255
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 0% 7/20/35 (b)(c)(d)(h)	28,071,000	27,710,625
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (b)(c)(d)	27,167,000	26,273,559
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	11,175,812	9,437,361
Class B, 4.335% 1/16/40 (b)	1,787,473	813,174
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (b)(c)(d)	31,563,000	31,059,065
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (b)(c)(d)	18,644,000	18,040,662
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (b)(c)(d)	34,311,000	33,464,685
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (b)(c)(d)	42,880,000	41,578,120
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (b)(c)(d)	37,984,000	36,728,553
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (b)(c)(d)	12,146,000	11,930,676
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (b)(c)(d)	21,905,000	21,283,577
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (b)(c)(d)	40,974,000	39,739,494
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (b)(c)(d)	36,000,000	35,447,364
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.1307% 2/25/35 (c)(d)	308,040	306,929
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (b)(c)(d)	33,084,000	32,071,100
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	34,348,503	30,743,284
Class AA, 2.487% 12/16/41 (b)(c)	4,075,146	3,838,787
Series 2021-1A Class A, 2.443% 7/15/46 (b)	45,758,877	39,665,117
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (b)(c)(d)	36,482,010	35,989,831
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	22,451,927	19,428,645
Class B, 5.095% 4/15/39 (b)	11,988,233	9,680,827
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	17,790,140	16,019,310
Series 2021-1A Class A, 3.474% 1/15/46 (b)	10,050,962	9,029,640
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(d)	26,444,000	25,778,960
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (b)(c)(d)	39,364,000	38,109,186
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(d)	19,756,000	19,112,587
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (b)(c)(d)	32,995,000	31,887,886
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (b)(c)(d)	32,158,000	31,026,424
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.3557% 10/25/37 (b)(c)(d)	130,514	130,259
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (b)(c)(d)	35,800,000	34,704,019
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (b)(c)(d)	47,700,000	46,594,934
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	30,373,815	29,748,023
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,757,038	2,715,335
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(d)	22,130,000	21,453,134
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(d)	21,386,000	20,829,515
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (b)(c)(d)	25,810,000	25,413,533
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 2.2327% 1/16/32 (c)(d)	346,000	342,220
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (b)(c)(d)	23,800,000	23,258,026
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (b)(c)(d)	29,140,000	28,245,315
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (b)(c)(d)	16,803,000	16,273,151
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	14,552,000	14,252,680
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (b)(c)(d)	37,869,000	36,779,698
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (b)(c)(d)	7,800,000	7,626,349
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)	15,835,970	15,415,383
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (b)(c)(d)	24,705,000	23,922,716
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (b)(c)(d)	32,500,000	31,675,573
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (b)(c)(d)	43,083,000	42,108,936
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	12,817,815	11,315,655
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	13,511,769	12,025,436
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (b)(c)(d)	22,628,000	21,841,541
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(d)	30,000,000	28,992,633
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	29,320,000	29,161,731
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (b)(c)(d)	16,500,000	16,199,981
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0563% 1/22/28 (b)(c)(d)	23,752,784	23,511,979
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (b)(c)(d)	38,620,000	37,732,899
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (b)(c)(d)	36,551,000	35,278,989
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (b)(c)(d)	24,703,000	23,963,985
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 2.3363% 1/22/31 (b)(c)(d)	10,024,000	9,791,153
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (b)(c)(d)	7,927,000	7,680,954
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(d)	39,908,000	38,765,155
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (b)(c)(d)	31,864,000	30,938,574
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (b)(c)(d)	26,894,000	26,052,110
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (b)(c)(d)	33,150,000	32,462,469
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (b)(c)(d)	37,538,000	36,989,682
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.2507% 1/25/36 (c)(d)	505,307	502,003
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (b)(c)(d)	13,185,000	12,814,726
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,721,900	24,939,093
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	26,530,000	24,317,637
Class A2II, 4.008% 12/5/51 (b)	23,707,000	20,440,887
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	25,302,013	21,881,533
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (b)(c)(d)	46,460,000	45,448,891
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(d)	42,692,000	41,447,930
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	26,955,352	23,457,693
Class B, 4.335% 3/15/40 (b)	2,922,293	1,965,850
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	34,110,955
1.884% 7/15/50 (b)	12,544,000	11,704,971
2.328% 7/15/52 (b)	9,591,000	8,641,374
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 1.296% 12/15/27 (b)(c)(d)	1,394,145	1,393,870
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(d)	44,162,000	42,875,839
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(d)	4,219,000	4,142,375
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (b)(c)(d)	41,341,000	39,977,491
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (b)(c)(d)	36,991,000	36,143,758
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (c)(d)	88,334	86,410
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	31,526,163	27,539,680
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	40,444,587	34,716,824
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6585% 3/25/58 (b)(c)	142,053	140,218
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.529% 4/6/42 (b)(c)(d)	2,720,000	1,995,082
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (b)	1,402,810	1,390,148
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (b)(c)(d)	35,926,000	35,324,922
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (b)(c)(d)	22,263,000	21,679,197
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(d)	44,263,000	42,801,613
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (b)(c)(d)	22,574,000	21,894,839
TOTAL ASSET-BACKED SECURITIES (Cost $2,455,777,713)		2,324,710,014

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	18,060,581	17,417,516
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	19,365,779	19,106,580
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	22,922,413	22,616,793
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	12,771,451	12,646,546
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	46,132	45,687
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.2279% 5/27/37 (b)(c)(d)	79,785	78,719
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(i)	316,680	32
Class AA1, 1 month U.S. LIBOR + 0.280% 1.2279% 5/27/37 (b)(c)(d)	340,965	325,512
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	8,697,527	8,667,446
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	15,008,478	14,749,895
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	18,083,647	16,705,884
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	19,025,114	18,883,980
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	12,240,794	11,600,075
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	23,330,831	22,485,413
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	10,397,691	9,935,839
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)	4,876	4,634
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.6457% 9/25/43 (c)(d)	124,187	120,512
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.4678% 9/25/33 (c)	12,122	12,031
TOTAL PRIVATE SPONSOR		175,403,094
U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 1.8057% 2/25/32 (c)(d)	19,620	19,913
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.9356% 3/18/32 (c)(d)	37,057	37,759
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.0057% 4/25/32 (c)(d)	42,042	42,933
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.0057% 10/25/32 (c)(d)	54,673	55,753
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.7557% 1/25/32 (c)(d)	19,436	19,690
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.0943% 12/25/33 (c)(j)(k)	739,035	140,682
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.6743% 11/25/36 (c)(j)(k)	505,356	68,950
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	956	960
Series 1993-207 Class H, 6.5% 11/25/23	72,654	73,902
Series 1996-28 Class PK, 6.5% 7/25/25	29,145	29,718
Series 1999-17 Class PG, 6% 4/25/29	241,135	253,376
Series 1999-32 Class PL, 6% 7/25/29	266,064	280,362
Series 1999-33 Class PK, 6% 7/25/29	203,582	214,455
Series 2001-52 Class YZ, 6.5% 10/25/31	30,250	31,709
Series 2003-28 Class KG, 5.5% 4/25/23	23,305	23,450
Series 2005-102 Class CO 11/25/35 (l)	132,317	116,035
Series 2005-39 Class TE, 5% 5/25/35	28,408	29,980
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.9352% 8/25/35 (c)(k)	32,949	37,554
Series 2005-81 Class PC, 5.5% 9/25/35	368,344	393,009
Series 2006-12 Class BO 10/25/35 (l)	604,512	533,553
Series 2006-15 Class OP 3/25/36 (l)	706,125	599,321
Series 2006-37 Class OW 5/25/36 (l)	68,813	56,690
Series 2006-45 Class OP 6/25/36 (l)	217,891	180,737
Series 2006-62 Class KP 4/25/36 (l)	361,750	307,588
Series 2012-149:
Class DA, 1.75% 1/25/43	2,862,559	2,713,765
Class GA, 1.75% 6/25/42	3,107,508	2,939,904
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	47,402	50,245
Series 1999-25 Class Z, 6% 6/25/29	215,069	224,444
Series 2001-20 Class Z, 6% 5/25/31	276,507	292,312
Series 2001-31 Class ZC, 6.5% 7/25/31	137,430	144,967
Series 2002-16 Class ZD, 6.5% 4/25/32	93,804	98,218
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 6.5443% 11/25/32 (c)(j)(k)	281,461	20,761
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	392,132	17,338
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.6343% 12/25/36 (c)(j)(k)	357,438	61,279
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.4343% 5/25/37 (c)(j)(k)	181,338	30,071
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.9551% 9/25/23 (c)(k)	3,737	3,896
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.0943% 3/25/33 (c)(j)(k)	46,593	7,850
Series 2005-72 Class ZC, 5.5% 8/25/35	2,813,610	2,943,330
Series 2005-79 Class ZC, 5.9% 9/25/35	1,139,982	1,214,656
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 34.5857% 6/25/37 (c)(k)	177,794	285,566
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (c)(k)	240,781	390,015
Class SB, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (c)(k)	81,735	115,091
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.3443% 3/25/38 (c)(j)(k)	1,212,664	173,504
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.0443% 12/25/40 (c)(j)(k)	1,240,263	149,321
Class ZA, 4.5% 12/25/40	1,472,838	1,588,895
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	453,858	16,406
Series 2010-150 Class ZC, 4.75% 1/25/41	3,627,989	3,834,933
Series 2010-95 Class ZC, 5% 9/25/40	8,427,484	8,920,473
Series 2011-39 Class ZA, 6% 11/25/32	864,954	925,270
Series 2011-4 Class PZ, 5% 2/25/41	1,126,623	1,165,757
Series 2011-67 Class AI, 4% 7/25/26 (j)	137,398	4,866
Series 2011-83 Class DI, 6% 9/25/26 (j)	8,989	78
Series 2012-100 Class WI, 3% 9/25/27 (j)	2,087,364	123,342
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.6443% 12/25/30 (c)(j)(k)	344,690	9,156
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.5443% 6/25/41 (c)(j)(k)	254,964	6,656
Series 2013-133 Class IB, 3% 4/25/32 (j)	801,762	30,182
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.0443% 1/25/44 (c)(j)(k)	572,102	94,992
Series 2013-51 Class GI, 3% 10/25/32 (j)	2,221,601	152,899
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.7143% 6/25/35 (c)(j)(k)	1,024,787	124,980
Series 2015-42 Class IL, 6% 6/25/45 (j)	3,598,400	677,246
Series 2015-70 Class JC, 3% 10/25/45	5,072,077	5,009,689
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	2,074,097	399,256
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	185,201	32,297
Series 343 Class 16, 5.5% 5/25/34 (j)	165,077	26,724
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	122,661	25,606
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	76,687	13,816
Class 13, 6% 3/25/34 (j)	112,712	20,039
Series 359 Class 19, 6% 7/25/35 (c)(j)	65,863	13,019
Series 384 Class 6, 5% 7/25/37 (j)	725,205	129,098
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 1.6747% 1/15/32 (c)(d)	14,553	14,766
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (c)(d)	22,770	23,184
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.8747% 3/15/32 (c)(d)	21,689	22,110
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.7747% 6/15/31 (c)(d)	39,384	40,017
Class FG, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (c)(d)	12,716	12,935
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.1247% 5/15/37 (c)(d)	895,786	892,416
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	308,131	325,091
Series 2101 Class PD, 6% 11/15/28	22,440	23,686
Series 2104 Class PG, 6% 12/15/28	5,876	6,200
Series 2121 Class MG, 6% 2/15/29	120,240	126,737
Series 2131 Class BG, 6% 3/15/29	821,618	867,361
Series 2137 Class PG, 6% 3/15/29	125,784	132,802
Series 2154 Class PT, 6% 5/15/29	233,092	246,107
Series 2162 Class PH, 6% 6/15/29	46,849	49,303
Series 2520 Class BE, 6% 11/15/32	366,382	393,390
Series 2693 Class MD, 5.5% 10/15/33	988,254	1,013,919
Series 2802 Class OB, 6% 5/15/34	347,108	367,229
Series 3002 Class NE, 5% 7/15/35	892,477	933,666
Series 3110 Class OP 9/15/35 (l)	282,575	262,219
Series 3119 Class PO 2/15/36 (l)	837,787	704,062
Series 3121 Class KO 3/15/36 (l)	129,478	110,689
Series 3123 Class LO 3/15/36 (l)	473,089	399,777
Series 3145 Class GO 4/15/36 (l)	498,267	423,026
Series 3189 Class PD, 6% 7/15/36	749,892	811,330
Series 3225 Class EO 10/15/36 (l)	260,622	216,837
Series 3258 Class PM, 5.5% 12/15/36	322,622	344,083
Series 3415 Class PC, 5% 12/15/37	339,610	352,483
Series 3806 Class UP, 4.5% 2/15/41	1,587,373	1,616,525
Series 3832 Class PE, 5% 3/15/41	3,279,981	3,425,416
Series 4135 Class AB, 1.75% 6/15/42	2,334,219	2,221,926
Series 4765 Class PE, 3% 12/15/41	492,111	491,576
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,736	2,886
Series 2135 Class JE, 6% 3/15/29	65,998	69,670
Series 2274 Class ZM, 6.5% 1/15/31	84,254	88,744
Series 2281 Class ZB, 6% 3/15/30	163,446	172,048
Series 2303 Class ZV, 6% 4/15/31	80,863	85,578
Series 2357 Class ZB, 6.5% 9/15/31	633,952	679,163
Series 2502 Class ZC, 6% 9/15/32	162,796	174,690
Series 2519 Class ZD, 5.5% 11/15/32	225,377	239,607
Series 2546 Class MJ, 5.5% 3/15/23	15,950	16,069
Series 2601 Class TB, 5.5% 4/15/23	7,310	7,364
Series 2998 Class LY, 5.5% 7/15/25	95,586	98,268
Series 3871 Class KB, 5.5% 6/15/41	3,082,847	3,332,178
Series 4423 Class NJ, 3% 9/15/41	3,949,662	3,943,683
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.7253% 2/15/36 (c)(j)(k)	234,855	30,863
Series 1658 Class GZ, 7% 1/15/24	4,110	4,213
Series 2013-4281 Class AI, 4% 12/15/28 (j)	1,090,044	32,717
Series 2017-4683 Class LM, 3% 5/15/47	5,227,595	5,152,175
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 7.3253% 11/15/31 (c)(j)(k)	29,207	2,139
Series 2587 Class IM, 6.5% 3/15/33 (j)	5,827	1,118
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 41.1144% 8/15/24 (c)(k)	3	3
Class SD, 86.400% - 1 month U.S. LIBOR 75.0788% 8/15/24 (c)(k)	4	4
Series 2933 Class ZM, 5.75% 2/15/35	2,594,953	2,804,986
Series 2935 Class ZK, 5.5% 2/15/35	3,291,341	3,528,721
Series 2947 Class XZ, 6% 3/15/35	1,474,411	1,589,902
Series 2996 Class ZD, 5.5% 6/15/35	1,751,720	1,873,879
Series 3237 Class C, 5.5% 11/15/36	2,520,217	2,653,588
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.7853% 11/15/36 (c)(j)(k)	1,098,889	169,670
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.8753% 3/15/37 (c)(j)(k)	1,629,963	285,642
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.8853% 4/15/37 (c)(j)(k)	2,339,988	371,427
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 5.7053% 6/15/37 (c)(j)(k)	771,766	108,423
Series 3949 Class MK, 4.5% 10/15/34	622,994	641,951
Series 4055 Class BI, 3.5% 5/15/31 (j)	842,216	32,415
Series 4149 Class IO, 3% 1/15/33 (j)	1,163,645	103,787
Series 4314 Class AI, 5% 3/15/34 (j)	292,199	13,033
Series 4427 Class LI, 3.5% 2/15/34 (j)	2,181,234	173,637
Series 4471 Class PA 4% 12/15/40	3,123,673	3,158,123
target amortization class Series 2156 Class TC, 6.25% 5/15/29	122,671	127,444
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.4541% 2/15/24 (c)(d)	20,171	20,220
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	7,402	7,784
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	94,982	99,894
Series 2056 Class Z, 6% 5/15/28	222,897	234,820
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	6,488,816	6,658,525
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	8,042,690	8,050,719
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.8153% 6/16/37 (c)(j)(k)	450,661	67,168
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.248% 3/20/60 (c)(d)(m)	5,704,405	5,686,823
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 7/20/60 (c)(d)(m)	852,226	845,283
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.7376% 9/20/60 (c)(d)(m)	1,034,962	1,026,313
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.7376% 8/20/60 (c)(d)(m)	887,040	879,831
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.8176% 12/20/60 (c)(d)(m)	2,219,390	2,204,394
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 12/20/60 (c)(d)(m)	2,176,553	2,167,340
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 2/20/61 (c)(d)(m)	2,264,180	2,254,882
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.9276% 2/20/61 (c)(d)(m)	3,445,021	3,430,608
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 4/20/61 (c)(d)(m)	2,037,414	2,028,452
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (c)(d)(m)	3,661,645	3,646,428
Class FC, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (c)(d)(m)	2,359,936	2,349,722
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.9676% 6/20/61 (c)(d)(m)	2,766,437	2,756,265
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.9876% 9/20/61 (c)(d)(m)	558,898	557,011
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 10/20/61 (c)(d)(m)	3,194,922	3,186,797
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 1.3273% 8/20/42 (c)(d)	241,754	241,956
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 11/20/61 (c)(d)(m)	3,106,426	3,103,746
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 1/20/62 (c)(d)(m)	1,913,216	1,911,429
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 1/20/62 (c)(d)(m)	2,710,666	2,705,108
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 3/20/62 (c)(d)(m)	1,777,975	1,776,399
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.0876% 5/20/61 (c)(d)(m)	31,940	31,884
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.9576% 10/20/62 (c)(d)(m)	397,956	396,430
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.7976% 3/20/63 (c)(d)(m)	512,159	508,596
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 1/20/64 (c)(d)(m)	2,166,172	2,161,108
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.0376% 12/20/63 (c)(d)(m)	9,332,014	9,310,586
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.9376% 6/20/64 (c)(d)(m)	2,405,556	2,395,756
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.7376% 3/20/65 (c)(d)(m)	25,240	25,085
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.7176% 5/20/63 (c)(d)(m)	51,142	50,584
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.6376% 4/20/63 (c)(d)(m)	48,348	47,832
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.8376% 12/20/62 (c)(d)(m)	11,002	10,913
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 1.3273% 1/20/49 (c)(d)	6,668,642	6,697,787
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 1.4273% 10/20/49 (c)(d)	2,335,013	2,341,659
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 1.3773% 2/20/49 (c)(d)	4,926,519	4,956,644
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.1454% 12/20/40 (c)(k)	3,248,926	3,145,441
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	183,771	12,576
Series 2016-69 Class WA, 3% 2/20/46	5,533,486	5,409,851
Series 2017-134 Class BA, 2.5% 11/20/46	3,418,752	3,300,105
Series 2017-153 Class GA, 3% 9/20/47	6,294,004	6,067,965
Series 2017-182 Class KA, 3% 10/20/47	4,872,913	4,704,522
Series 2018-13 Class Q, 3% 4/20/47	6,297,617	6,159,137
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,285,494	1,323,695
Series 2010-160 Class DY, 4% 12/20/40	6,416,832	6,419,351
Series 2010-170 Class B, 4% 12/20/40	1,437,821	1,438,569
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)	141,066	140,783
Series 2017-139 Class BA, 3% 9/20/47	11,245,444	11,000,907
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.6253% 5/16/34 (c)(j)(k)	279,507	33,066
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.3253% 8/17/34 (c)(j)(k)	255,636	41,445
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 34.9517% 6/16/37 (c)(k)	12,724	17,752
Series 2010-116 Class QB, 4% 9/16/40	1,548,585	1,569,523
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.0753% 2/16/40 (c)(j)(k)	1,665,478	166,000
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 5/20/60 (c)(d)(m)	2,683,891	2,663,691
Series 2011-52 Class HI, 7% 4/16/41 (j)	68,692	11,860
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.1727% 7/20/41 (c)(j)(k)	623,680	90,687
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.8253% 6/16/42 (c)(j)(k)	988,930	137,800
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 7.4303% 4/20/39 (c)(k)	40,670	40,758
Series 2013-149 Class MA, 2.5% 5/20/40	5,819,701	5,727,658
Series 2014-2 Class BA, 3% 1/20/44	11,438,687	11,049,231
Series 2014-21 Class HA, 3% 2/20/44	4,176,575	4,046,597
Series 2014-25 Class HC, 3% 2/20/44	7,250,856	6,995,070
Series 2014-5 Class A, 3% 1/20/44	6,367,693	6,152,819
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	78,117	76,239
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.17% 5/20/66 (c)(d)(m)	1,216,781	1,210,735
Series 2017-186 Class HK, 3% 11/16/45	696,777	675,895
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.02% 8/20/66 (c)(d)(m)	14,099,171	13,997,469
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2354% 5/20/65 (c)(m)	768,776	774,935
TOTAL U.S. GOVERNMENT AGENCY		278,845,876
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $467,613,930)		454,248,970

Commercial Mortgage Securities - 5.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(d)	23,840,000	23,263,451
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.332% 1/15/39 (b)(c)(d)	4,503,000	4,375,787
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.932% 1/15/39 (b)(c)(d)	3,215,000	3,107,834
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	37,245,881
Class ANM, 3.112% 11/5/32 (b)	22,568,000	21,701,299
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	4,796,485
Class CNM, 3.7186% 11/5/32 (b)(c)	2,095,000	1,948,481
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	949,256
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	24,898,818
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	11,842,237
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (c)(j)	27,800,000	791,194
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 1.6057% 11/25/35 (b)(c)(d)	16,851	15,657
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 1.5907% 1/25/36 (b)(c)(d)	41,161	37,980
Class M1, 1 month U.S. LIBOR + 0.670% 1.6807% 1/25/36 (b)(c)(d)	13,278	12,070
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 1.4107% 12/25/36 (b)(c)(d)	88,724	82,315
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.2757% 3/25/37 (b)(c)(d)	22,873	21,178
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.2757% 7/25/37 (b)(c)(d)	68,714	63,670
Class A2, 1 month U.S. LIBOR + 0.320% 1.3257% 7/25/37 (b)(c)(d)	64,409	59,762
Class M1, 1 month U.S. LIBOR + 0.370% 1.3757% 7/25/37 (b)(c)(d)	21,982	20,359
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.2957% 7/25/37 (b)(c)(d)	24,532	22,550
Class M1, 1 month U.S. LIBOR + 0.310% 1.3157% 7/25/37 (b)(c)(d)	13,015	12,327
Class M2, 1 month U.S. LIBOR + 0.340% 1.3457% 7/25/37 (b)(c)(d)	13,936	13,105
Class M3, 1 month U.S. LIBOR + 0.370% 1.3757% 7/25/37 (b)(c)(d)	22,344	19,993
Class M4, 1 month U.S. LIBOR + 0.500% 1.5057% 7/25/37 (b)(c)(d)	35,244	31,441
Class M5, 1 month U.S. LIBOR + 0.600% 1.6057% 7/25/37 (b)(c)(d)	15,068	17,740
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,999,657
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,511,396
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	23,228,628
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	50,127,212
Series 2019-B14 Class XA, 0.7808% 12/15/62 (c)(j)	148,517,822	5,631,038
Series 2020-B17 Class XA, 1.4175% 3/15/53 (c)(j)	134,997,293	9,582,013
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (b)(c)(d)	18,140,000	17,918,329
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (b)(c)(d)	82,074,000	79,904,604
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.2287% 4/15/37 (b)(c)(d)	21,804,000	21,332,246
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(d)	43,844,000	41,688,611
Class B, 1 month U.S. LIBOR + 0.890% 1.7738% 10/15/36 (b)(c)(d)	6,559,000	6,193,877
Class C, 1 month U.S. LIBOR + 1.090% 1.9736% 10/15/36 (b)(c)(d)	8,779,000	8,205,069
Class D, 1 month U.S. LIBOR + 1.290% 2.1733% 10/15/36 (b)(c)(d)	8,523,000	7,885,589
Class E, 1 month U.S. LIBOR + 1.940% 2.8225% 10/15/36 (b)(c)(d)	29,632,000	27,611,708
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(d)	55,011,336	53,117,438
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.1083% 2/15/39 (b)(c)(d)	16,575,410	15,974,933
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.3577% 2/15/39 (b)(c)(d)	16,575,410	15,891,998
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.7568% 2/15/39 (b)(c)(d)	16,575,410	15,870,428
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.751% 11/15/32 (b)(c)(d)	8,895,000	8,686,281
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.5% 9/15/37 (b)(c)(d)	8,797,141	7,345,627
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.175% 4/15/34 (b)(c)(d)	16,075,000	15,560,288
Class C, 1 month U.S. LIBOR + 1.600% 2.475% 4/15/34 (b)(c)(d)	10,627,000	10,273,919
Class D, 1 month U.S. LIBOR + 1.900% 2.775% 4/15/34 (b)(c)(d)	11,156,000	10,764,087
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.955% 10/15/36 (b)(c)(d)	15,196,300	14,958,536
Class C, 1 month U.S. LIBOR + 1.250% 2.125% 10/15/36 (b)(c)(d)	19,103,750	18,756,963
Class D, 1 month U.S. LIBOR + 1.450% 2.325% 10/15/36 (b)(c)(d)	27,059,750	26,516,994
Class E, 1 month U.S. LIBOR + 1.800% 2.675% 10/15/36 (b)(c)(d)	38,021,350	36,972,752
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.287% 4/15/37 (b)(c)(d)	44,210,000	43,272,067
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 2.736% 4/15/37 (b)(c)(d)	22,536,000	21,965,467
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 2.64% 4/15/37 (b)(c)(d)	5,085,000	4,900,794
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 3.189% 4/15/37 (b)(c)(d)	4,258,000	4,078,207
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(d)	32,462,000	31,790,722
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	53,422,987	48,160,267
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (b)(c)(d)	16,796,000	16,349,326
Class B, 1 month U.S. LIBOR + 1.250% 2.1247% 11/15/36 (b)(c)(d)	9,400,000	9,120,594
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(d)	43,496,514	42,503,197
Class B, 1 month U.S. LIBOR + 1.500% 2.375% 6/15/34 (b)(c)(d)	8,520,806	8,238,384
Class C, 1 month U.S. LIBOR + 1.750% 2.625% 6/15/34 (b)(c)(d)	9,625,741	9,265,351
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.175% 8/15/36 (b)(c)(d)	3,087,194	2,934,893
Class D, 1 month U.S. LIBOR + 3.050% 3.925% 8/15/36 (b)(c)(d)	6,155,250	5,807,760
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8795% 9/10/58 (c)(j)	2,710,241	64,978
Series 2016-P6 Class XA, 0.5689% 12/10/49 (c)(j)	2,139,368	45,491
Series 2019-GC41 Class XA, 1.0548% 8/10/56 (c)(j)	14,915,667	810,155
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	50,000	49,878
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	6,774,473
Series 2014-CR20 Class XA, 0.9824% 11/10/47 (c)(j)	628,233	11,566
Series 2014-LC17 Class XA, 0.7113% 10/10/47 (c)(j)	1,831,222	23,580
Series 2014-UBS6 Class XA, 0.8536% 12/10/47 (c)(j)	1,535,490	26,428
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.855% 5/15/36 (b)(c)(d)	3,742,000	3,681,167
Class B, 1 month U.S. LIBOR + 1.230% 2.105% 5/15/36 (b)(c)(d)	21,874,000	21,436,148
Class C, 1 month U.S. LIBOR + 1.430% 2.305% 5/15/36 (b)(c)(d)	4,157,000	4,065,649
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	9,984,105	9,297,973
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	19,432,000	19,030,935
Class B, 4.5349% 4/15/36 (b)	6,067,000	5,878,976
Class C, 4.782% 4/15/36 (b)(c)	4,009,000	3,862,877
Class D, 4.782% 4/15/36 (b)(c)	8,018,000	7,553,743
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(d)	59,815,000	57,156,128
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(d)	21,414,206	20,931,742
Class B, 1 month U.S. LIBOR + 1.380% 2.255% 7/15/38 (b)(c)(d)	12,195,940	11,867,411
Class C, 1 month U.S. LIBOR + 1.700% 2.575% 7/15/38 (b)(c)(d)	8,991,661	8,744,059
Class D, 1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (b)(c)(d)	18,020,095	17,433,703
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 2.575% 9/15/31 (b)(c)(d)	7,668,861	7,559,544
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(d)	26,417,000	25,544,666
Class B, 1 month U.S. LIBOR + 1.150% 2.025% 10/15/36 (b)(c)(d)	4,084,000	3,865,485
Class C, 1 month U.S. LIBOR + 1.550% 2.425% 10/15/36 (b)(c)(d)	3,365,000	3,164,012
Series 2014-GC20 Class XA, 1.0179% 4/10/47 (c)(j)	510,377	7,304
Series 2015-GC34 Class XA, 1.2189% 10/10/48 (c)(j)	1,333,785	43,560
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,667,277
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	7,797,640
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	11,897,773
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	4,003,198
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	6,881,463
Class EFX, 5.5422% 7/5/33 (b)	8,515,000	8,296,268
Class XAFX, 1.116% 7/5/33 (b)(c)(j)	1,280,000	12,416
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(d)	54,000,000	52,919,244
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 2.5939% 5/15/39 (b)(c)(d)	37,495,000	36,699,551
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 2.8931% 5/15/39 (b)(c)(d)	21,010,000	20,509,695
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.3419% 5/15/39 (b)(c)(d)	18,672,000	18,182,527
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	39,307,010	37,633,821
Class B, 1 month U.S. LIBOR + 0.880% 1.755% 3/15/38 (b)(c)(d)	9,484,679	9,033,461
Class C, 1 month U.S. LIBOR + 1.100% 1.975% 3/15/38 (b)(c)(d)	5,967,612	5,637,089
Class D, 1 month U.S. LIBOR + 1.400% 2.275% 3/15/38 (b)(c)(d)	8,301,183	7,786,576
Class E, 1 month U.S. LIBOR + 1.750% 2.625% 3/15/38 (b)(c)(d)	7,252,354	6,768,635
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.046% 10/15/48 (c)(j)	1,554,716	39,902
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.725% 8/15/33 (b)(c)(d)	303,344	299,933
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(c)(d)	34,300,000	33,433,791
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	49,092,000	47,641,714
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	11,226,352
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	7,093,000	6,751,796
Class C, 3.1771% 11/10/36 (b)(c)	6,805,000	6,384,948
Series 2021-L6 Class XA, 1.2342% 6/15/54 (c)(j)	43,580,761	3,168,953
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 2.7273% 12/15/37 (b)(c)(d)	11,673,000	11,167,888
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (b)(c)(d)	2,434,781	2,402,213
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.7817% 2/15/39 (b)(c)(d)	10,413,000	9,970,171
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.4317% 2/15/39 (b)(c)(d)	5,415,000	5,188,191
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(d)	40,616,000	39,426,979
Class B, 1 month U.S. LIBOR + 1.070% 1.9545% 11/15/38 (b)(c)(d)	23,262,000	22,259,857
Class C, 1 month U.S. LIBOR + 1.320% 2.2037% 11/15/38 (b)(c)(d)	14,448,000	13,720,581
Class D, 1 month U.S. LIBOR + 1.570% 2.4529% 11/15/38 (b)(c)(d)	9,495,000	8,956,676
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0063% 12/15/50 (c)(j)	2,113,234	84,735
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 1.6331% 4/10/46 (b)(c)(d)	189,226	188,708
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	25,294,940
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,488,828
Class X, 0.4294% 10/10/42 (b)(c)(j)	57,900,000	1,731,720
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (b)(c)(d)	25,318,000	24,368,446
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	19,729,614
Series 2015-C31 Class XA, 0.9646% 11/15/48 (c)(j)	1,353,833	36,207
Series 2017-C42 Class XA, 0.8712% 12/15/50 (c)(j)	2,537,740	100,463
Series 2018-C46 Class XA, 0.9346% 8/15/51 (c)(j)	14,706,055	513,610
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	13,021,015
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8435% 11/15/47 (c)(j)	988,078	16,359
Series 2014-LC14 Class XA, 1.2421% 3/15/47 (c)(j)	999,117	15,542
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,810,573,085)		1,728,536,517

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,059,950
Series 2010, 7.625% 3/1/40	9,470,000	13,012,374
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	12,265,000	14,641,511
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	12,141,818	12,269,390
5.1% 6/1/33	105,490,000	107,528,752
Series 2010-1, 6.63% 2/1/35	22,660,000	24,393,882
Series 2010-3:
6.725% 4/1/35	33,175,000	35,735,165
7.35% 7/1/35	15,500,000	17,181,649
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	48,072,607
TOTAL MUNICIPAL SECURITIES (Cost $275,073,436)		278,895,280

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	21,930,000	20,707,403
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	14,315,000	13,975,019
4.5% 4/22/60 (b)	9,380,000	9,122,050
State of Qatar 4.4% 4/16/50 (b)	38,725,000	39,209,063
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,615,246)		83,013,535

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,877,933)	30,900,000	30,814,636

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	15,572,000	15,631,110
4.682% 8/9/28 (c)	15,090,000	15,089,986
KeyBank NA 6.95% 2/1/28	3,200,000	3,576,883
Regions Bank 6.45% 6/26/37	42,478,000	48,862,567
TOTAL BANK NOTES (Cost $74,353,776)		83,160,546

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65% (c)(n)	6,962,000	6,397,815
Barclays Bank PLC 7.625% 11/21/22	643,000	654,197
TOTAL PREFERRED SECURITIES (Cost $7,612,402)		7,052,012

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (o)	1,241,268,471	1,241,516,725
Fidelity Securities Lending Cash Central Fund 0.82% (o)(p)	329,571,485	329,604,442
TOTAL MONEY MARKET FUNDS (Cost $1,571,114,954)		1,571,121,167

TOTAL INVESTMENT IN SECURITIES - 109.0% (Cost $40,657,641,629)	37,981,865,666
NET OTHER ASSETS (LIABILITIES) - (9.0)%	(3,146,058,828)
NET ASSETS - 100.0%	34,835,806,838

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/52	(12,900,000)	(11,733,961)
2% 6/1/52	(29,175,000)	(26,537,854)
2% 6/1/52	(29,150,000)	(26,515,114)
2% 6/1/52	(29,300,000)	(26,651,555)
2% 6/1/52	(57,700,000)	(52,484,462)
2% 6/1/52	(29,650,000)	(26,969,919)
2% 6/1/52	(29,650,000)	(26,969,919)
2.5% 6/1/52	(65,250,000)	(61,162,753)
2.5% 6/1/52	(32,600,000)	(30,557,943)
2.5% 6/1/52	(31,450,000)	(29,479,978)
2.5% 6/1/52	(31,550,000)	(29,573,714)
4% 6/1/52	(10,300,000)	(10,401,716)
4% 6/1/52	(2,500,000)	(2,524,688)

TOTAL GINNIE MAE		(361,563,576)

Uniform Mortgage Backed Securities
1.5% 6/1/37	(24,800,000)	(22,899,313)
1.5% 6/1/52	(24,200,000)	(20,530,297)
2% 6/1/37	(35,800,000)	(33,844,983)
2% 6/1/37	(29,900,000)	(28,267,179)
2% 6/1/37	(19,500,000)	(18,435,117)
2% 6/1/52	(38,800,000)	(34,425,905)
2% 6/1/52	(56,250,000)	(49,908,690)
2% 6/1/52	(48,750,000)	(43,254,198)
2.5% 6/1/37	(12,100,000)	(11,715,255)
2.5% 6/1/37	(11,450,000)	(11,085,923)
2.5% 6/1/37	(12,850,000)	(12,441,407)
2.5% 6/1/52	(101,800,000)	(93,679,780)
2.5% 6/1/52	(9,000,000)	(8,282,102)
2.5% 6/1/52	(35,200,000)	(32,392,223)
2.5% 6/1/52	(44,900,000)	(41,318,489)
3.5% 6/1/52	(18,500,000)	(18,137,226)
3.5% 6/1/52	(15,600,000)	(15,294,093)
3.5% 6/1/52	(38,200,000)	(37,450,921)
4% 6/1/52	(20,500,000)	(20,508,013)
4.5% 6/1/52	(10,300,000)	(10,481,058)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(564,352,172)

TOTAL TBA SALE COMMITMENTS (Proceeds $920,687,010)		(925,915,748)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	615	Sep 2022	73,463,672	335,030	335,030
CBOT 2-Year U.S. Treasury Note Contracts (United States)	192	Sep 2022	40,531,500	17,623	17,623
CBOT 5-Year U.S. Treasury Note Contracts (United States)	654	Sep 2022	73,871,344	146,859	146,859
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,149	Sep 2022	160,213,688	1,729,842	1,729,842
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	21	Sep 2022	3,270,750	47,696	47,696

TOTAL FUTURES CONTRACTS					2,277,050
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,090,000	8,317	(27,839)	(19,522)
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	117,200,000	466,362	(1,544)	464,818
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,900,000	70,936	7,440	78,376
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,770,000	42,831	(16,376)	26,455
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	6,630,000	59,532	(20,501)	39,031
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,670,000	41,933	(7,037)	34,896
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	23,710,000	212,897	(29,405)	183,492
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	72,013	(43,675)	28,338

TOTAL CREDIT DEFAULT SWAPS						974,821	(138,937)	835,884

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	4,697,000	(171,615)	0	(171,615)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2029	44,159,000	(2,206,227)	0	(2,206,227)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2052	2,368,000	(357,200)	0	(357,200)
TOTAL INTEREST RATE SWAPS							(2,735,042)	0	(2,735,042)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,043,534,201 or 17.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,510,527.
(f)	Security or a portion of the security is on loan at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,038,444.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	2,658,294,171	10,366,370,436	11,783,147,882	1,884,527	-	-	1,241,516,725	2.3%
Fidelity Securities Lending Cash Central Fund 0.82%	168,119,550	7,042,838,696	6,881,353,804	403,476	-	-	329,604,442	0.9%
Total	2,826,413,721	17,409,209,132	18,664,501,686	2,288,003	-	-	1,571,121,167

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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